SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 3,691,853	$ 0
Additions	695,157	1,885,863
Reclassified to equity upon conversion	(538,814)
Change in fair value of conversion feature	(2,238,858)	1,805,990
Ending balance	$ 1,609,338	$ 3,691,853